Schedule of Derivative Instruments (Details) (USD $)	Mar. 29, 2014	Dec. 28, 2013	Dec. 31, 2012	Dec. 31, 2011
Class of Warrant or Right, Outstanding	8,145,080	6,887,580	3,156,848	3,294,229
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price	$ 1.25	$ 1.15	$ 4.02	$ 3.57
Expiring on May 19, 2013 [Member]
Class of Warrant or Right, Outstanding		275,506
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price		$ 1.25
Warrants and Rights Outstanding		$ 0	$ 257,564
Expiring on October 14, 2014 [Member]
Class of Warrant or Right, Outstanding		533,887
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price		$ 3.45
Warrants and Rights Outstanding		0	230,471
Warrants [Member]
Warrants and Rights Outstanding		$ 0	$ 488,035